As filed with the Securities and Exchange Commission on July 27, 2021

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 202 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 204 ☒

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	on July 30, 2021, pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on _______, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 202 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until July 30, 2021, the effectiveness of the registration statement for IQ Engender Equality ETF (the “Fund”) filed in Post-Effective Amendment No. 192 on December 18, 2020, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 194, filed on March 4, 2021, Post-Effective Amendment No. 195, filed on April 1, 2021, Post-Effective Amendment No. 196, filed April 29, 2021, Post-Effective Amendment No. 197, filed on May 27, 2021, Post-Effective Amendment No. 198, filed on June 24, 2021, Post-Effective Amendment No. 200, filed on July 15, 2021, and Post-Effective Amendment No. 201, filed July 22, 2021.

This Post-Effective Amendment No. 202 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 192. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 202 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 27th day of July, 2021.

INDEXIQ ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	July 27, 2021
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	July 27, 2021
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	July 27, 2021
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and	July 27, 2021
Kirk C. Lehneis	Principal Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial Officer,
Adefolahan Oyefeso	and Principal Accounting Officer

/s/ Matthew V. Curtin
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED